PENSION AND OTHER SAVING PLANS - Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets, percentage	7.40%	7.40%	7.40%
Pension [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate used to determine benefit obligations as of the end of the year shown	4.25%	3.35%
Rate used to determine net periodic benefit cost for the year shown	3.35%	4.05%	5.15%
Pension [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate used to determine benefit obligations as of the end of the year shown	4.65%	3.75%
Rate used to determine net periodic benefit cost for the year shown	3.75%	4.25%	5.40%
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate used to determine benefit obligations as of the end of the year shown	4.65%	3.75%
Rate used to determine net periodic benefit cost for the year shown	3.75%	4.25%	5.40%